Segment Reporting - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of segments (in segments) | segment	5
Revenues	$ 26,032	$ 28,079	$ 29,706
U.K
Segment Reporting Information [Line Items]
Revenues	777	888	1,006
Total long-lived assets	151	178
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	25,255	27,191	$ 28,700
Total long-lived assets	$ 9,446	$ 10,292